RELATED PARTIES AND OTHER RELATIONSHIPS	9 Months Ended	12 Months Ended
	Dec. 02, 2017	Feb. 25, 2017
RELATED PARTIES AND OTHER RELATIONSHIPS

NOTE 8—RELATED PARTIES AND OTHER RELATIONSHIPS

Contractual Agreements with SuperValu

On October 17, 2017, the Company exercised its right to terminate the Transition Services Agreements (“TSAs”) with SUPERVALU INC. (“SuperValu”). The Company’s TSAs will terminate during the third quarter of fiscal 2018, subject to certain exceptions.

Summary of SuperValu activity

Activities with SuperValu that are included in the Condensed Consolidated Statements of Operations and Comprehensive Loss consisted of the following (in millions):

	40 weeks ended
	December 2, 2017	December 3, 2016
Supply agreements included in Cost of sales	$1,287.9	$1,353.9
Selling and administrative expenses	96.5	123.9

Total	$1,384.4	$1,477.8

Equity-Based Incentive Plans

Certain employees of the Company participate in equity-based incentive plans that are maintained by the Company’s parent. Awards under the plans vest over a service period, or upon a combination of both a service period and achievement of certain performance-based thresholds. For the 40 weeks ended December 2, 2017 and December 3, 2016, equity-based compensation expense was $24.6 million and $34.2 million, respectively. During the 40 weeks ended December 2, 2017, achievement of the 2017 performance threshold was not deemed to be probable, therefore there was no equity-based compensation expense recognized during fiscal 2017 related to the unvested 2017 performance-based awards.

The Company recorded an income tax benefit of $5.0 million and $7.2 million related to equity-based compensation for the 40 weeks ended December 2, 2017 and December 3, 2016, respectively.

As of December 2, 2017, there was $45.9 million of unrecognized costs related to awards granted under the equity-based incentive plans that the Company expects to recognize over a weighted average period of 1.6 years.

On June 30, 2017, the Company’s parent, made a cash distribution of $250.0 million to its members (the “Distribution”). In connection with the Distribution, the AB Acquisition members’ agreement was amended such that holders of the Investor incentive units, Series 1 incentive units and Series 2 incentive units would participate in the Distribution. As a result of the amendment, equity-based compensation expense recognized for the 40 weeks ended December 2, 2017 includes $2.4 million of additional expense.

NOTE 12—RELATED PARTIES

Transition Services Agreement with SuperValu

The Consolidated Financial Statements include expenses for certain support functions provided by SuperValu through Transition Services Agreements (“TSA”) including, but not limited to, general corporate expenses related to finance, legal, information technology, warehouse and distribution, human resources, communications, processing and handling cardholder data, and procurement of goods. Fees are calculated on a per-store and distribution center basis of fixed and variable costs for services. The Company also paid a transition fee of $60.0 million that was amortized on a straight line basis over the original 30-month life of the agreement.

On April 16, 2015, the Company entered into a letter agreement regarding the TSA with SuperValu (the “TSA Letter Agreement”) pursuant to which SuperValu will provide services to the Company as needed to transition and wind down the TSA and the services SuperValu provides under the TSA. In exchange for these transition and wind down services, the agreement calls for eight payments of $6.25 million every six months for aggregate fees of $50.0 million. These payments are separate from and incremental to the fixed and variable fees the Company pays to SuperValu under the TSA. The parties also agreed to negotiate in good faith if either the costs associated with the transition and wind down services are materially higher (i.e. 5.0% or more) than anticipated, or SuperValu is not performing in all material respects the transition and wind down services as needed to support the Company’s transition and wind down activities.

On May 28, 2015, the Company reached an agreement with SuperValu to resolve certain matters. As part of the agreement, SuperValu paid the Company $34.5 million. The Company recorded the payment as a deferred liability and is amortizing it as a reduction of expense over four years.

On September 9, 2016, the Company exercised its right to renew the term of the TSA with SuperValu for an additional year. The original TSA had an initial term expiring on September 21, 2015 and included 10 options for additional one-year renewals with notice given to SuperValu at least 12 months prior to the expiration of the then current term. The renewal extends the TSA through September 21, 2018.

Summary of SuperValu activity

Related party activities with SuperValu that are included in the Consolidated Statements of Operations and Comprehensive Loss consisted of the following (in millions):

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Supply agreements included in Cost of sales	$1,749.1	$1,496.6	$1,359.4
Selling and administrative expenses	157.1	190.6	215.2

Total	$1,906.2	$1,687.2	$1,574.6

Trademark Cross-Licensing Agreements

In conjunction with the NAI acquisition, the Company entered into separate trademark cross-licensing agreements with SuperValu. These cross-licensing agreements include a limited royalty-free license to certain proprietary rights (e.g., trademarks, trade names, trade dress, service marks, banners, etc.) among and between the entities. The term of the trademark cross-licensing agreement is consistent with the term of the TSA.

Cerberus and AB Acquisition

In connection with the Safeway acquisition, the original management agreement with Cerberus was terminated, and the remaining annual management fees of $9.0 million were paid by the Company. A new management agreement with Cerberus and the consortium of investors commenced on January 30, 2015, requiring an annual management fee of $13.8 million, beginning January 30, 2015. The agreement term is four years.

Certain employees of the Company participate in equity-based incentive plans of its parent, AB Acquisition. Awards under the plans vest over a service period, achievement of certain performance and related thresholds, or a combination of both. Employee compensation expense recognized by the Company related to these plans was $53.3 million, $97.8 million and $152.5 million during fiscal 2016, fiscal 2015 and fiscal 2014, respectively. On January 30, 2015, the Company’s parent, AB Acquisition issued fully vested, non-forfeitable incentive units to certain nonemployee Members for acquisition and transaction services related to the Safeway acquisition. As a result, the Company recognized $191.6 million of equity-based compensation expense to non-employees during fiscal 2014.

The Company recorded a tax benefit of $11.1 million and $12.5 million related to equity-based compensation in fiscal 2016 and 2015, respectively. No tax benefit was recognized for equity-based compensation for fiscal 2014.

As of February 25, 2017 there was $64.5 million of unrecognized costs related to awards granted by AB Acquisition that the Company expects to be recognized over a weighted average period of 2.1 years.